SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of stock options granted
	Six months ended June 30, 2024
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	5,625,482	2.71	3.66	300
Granted	451,823	2.88
Exercised	(234,127)	2.31
Forfeited or expired	(626,739)	3.18

Outstanding at end of the period	5,216,439	2.68	3.67	994

Options exercisable at end of the period	2,986,522	2.82	3.08	383

Vested and expected to vest	4,846,189	2.71	3.58	876

Schedule of RSUs granted
	Six months ended June 30, 2024
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,622,195	2.42
Granted	439,677	2.63
Vested	(218,031)	2.27
Forfeited	(71,740)	2.31

Unvested at end of period	2,772,101	2.47

Schedule of equity-based compensation expense
	Six months ended June 30,
	2024	2023
	$ thousands

Cost of revenues	265	226
Research and development	336	477
Sales and Marketing	683	738
General and administrative	1,186	536

Total share-based compensation expense	2,470	1,977